GOODWILL AND INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
2015	$ 1,238
2016	1,119
2017	1,006
2018	687
2019 and thereafter	706
Total	$ 4,756